CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowance for doubtful accounts	$ 9,414,581	$ 4,427,016
Short-term bank loans	8,998,429	20,465,028
Accounts payable	7,743,867	16,148,736
Amounts due to related parties	1,828,412	1,415,681
Consideration payable	64,000,000	64,000,000
Income tax payable	23,755	117,635
Accrued expenses and other current liabilities	26,211,259	18,814,550
Deferred tax liabilities		9,808,291
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares, authorized (in shares)	200,000,000	200,000,000
Common shares, issued (in shares)	101,366,544	101,313,015
Common shares, outstanding (in shares)	101,366,544	101,313,015
Consolidated variable interest entities ("VIEs")
Short-term bank loans	0	20,465,028
Accounts payable	5,940,292	14,130,377
Amounts due to related parties	1,634,416	1,336,814
Consideration payable	0	0
Income tax payable	23,755	117,635
Accrued expenses and other current liabilities	12,763,055	12,217,882
Deferred tax liabilities	$ 0	$ 338,106